SCHEDULE OF ALLOCATION OF PURCHASE PRICE (Details) - USD ($)			12 Months Ended
	May 02, 2021	Aug. 17, 2020	Dec. 31, 2021	Dec. 31, 2020	May 01, 2021	Dec. 31, 2019	Dec. 30, 2019
Business Acquisition [Line Items]
Fair value, goodwill			$ 10,050,277	$ 8,761,725		$ 8,045,263	$ 8,548,608
Fair value, accounts receivable			$ 1,024,831	$ 862,597
Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)			7 years 8 months 12 days	7 years 7 months 6 days
Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)			2 years 10 months 24 days	2 years 7 months 6 days
UIS Agency, LLC [Member]
Business Acquisition [Line Items]
Fair value, cash		$ 5,772
Fair value, trade name and trademarks		35,600
Fair value, customer relationships		100,000
Fair value, non-competition agreements		25,500
Fair value, goodwill		716,462
Purchase consideration allocated		$ 883,334
UIS Agency, LLC [Member] | Trade Name And Trademarks [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)		5 years
UIS Agency, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)		10 years
UIS Agency, LLC [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)		5 years
UIS Agency, LLC [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)		Indefinite
JP Kush And Associates Inc [Member]
Business Acquisition [Line Items]
Fair value, trade name and trademarks	$ 685,400
Fair value, customer relationships	551,000
Fair value, non-competition agreements	827,800
Fair value, goodwill	1,288,552				$ 1,288,552
Purchase consideration allocated	3,644,166
Fair value, accounts receivable	$ 291,414
JP Kush And Associates Inc [Member] | Trade Name And Trademarks [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)	5 years
JP Kush And Associates Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)	10 years
JP Kush And Associates Inc [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)	5 years
JP Kush And Associates Inc [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Weighted average useful life (years)	Indefinite